Item 1.  Schedule of Investments


 T. Rowe Price High Yield Fund
 Unaudited
                                                          August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                      $ Par/Shares     Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES 91.7%
 Aerospace & Defense 2.0%
 Aviall, 7.625%, 7/1/11                                9,550         10,028

 BE Aerospace
 8.50%, 10/1/10                                        2,925         3,173

 Series B, 8.875%, 5/1/11                              10,125        10,682

 Gencorp, 9.50%, 8/15/13                               17,615        19,376

 L-3 Communications, 144A, 6.375%, 10/15/15            10,850        11,040

 Moog, 6.25%, 1/15/15                                  4,950         4,962

 Sequa, 9.00%, 8/1/09                                  1,325         1,458

 TD Funding, 8.375%, 7/15/11                           6,425         6,794

 Vought Aircraft, 8.00%, 7/15/11                       15,260        14,421

                                                                     81,934

 Automobiles and Related 5.1%
 Accuride, 8.50%, 2/1/15                               13,545        14,087

 Adesa, 7.625%, 6/15/12                                10,114        10,291

 Autocam, 10.875%, 6/15/14                             8,050         5,715

 Commercial Vehicle Group, 144A, 8.00%, 7/1/13         2,150         2,220

 Cooper Standard Automotive, 8.375%, 12/15/14          11,875        10,747

 Delphi, 7.125%, 5/1/29                                13,625        9,742

 Ford Motor Credit
 7.00%, 10/1/13                                        31,600        30,291

 7.375%, 10/28/09                                      20,650        20,557

 General Motors Acceptance Corp.
 6.75%, 12/1/14                                        35,850        32,962

 8.00%, 11/1/31                                        15,450        14,371

 Insurance Auto Auctions, 144A, 11.00%, 4/1/13         8,300         8,611

 J.B. Poindexter, 8.75%, 3/15/14                       1,940         1,843

 Tenneco Automotive, 8.625%, 11/15/14                  10,700        11,155

 TRW Automotive
 9.375%, 2/15/13                                       17,820        19,869

 11.00%, 2/15/13                                       367           426

 Visteon, 7.00%, 3/10/14                               16,850        15,038

                                                                     207,925

 Beverages 0.3%
 Le Nature's, 144A, STEP, 10.00%, 6/15/13              12,900        13,932

                                                                     13,932

 Broadcasting 1.1%
Fisher Communications, 8.625%, 9/15/14                 2,575         2,784

 Gray Communications Systems, 9.25%, 12/15/11          10,260        11,158

 Lamar Media, 144A, 6.625%, 8/15/15                    6,550         6,681

 Sinclair Broadcast Group
 8.00%, 3/15/12                                        12,625        13,067

 8.75%, 12/15/11                                       500           530

 XM Satellite Radio, 12.00%, 6/15/10                   8,433         9,635

                                                                     43,855

 Building and Real Estate 0.8%
 Mobile Mini, 9.50%, 7/1/13                            5,600         6,216

 WCI Communities
 7.875%, 10/1/13                                       5,800         5,815

 9.125%, 5/1/12                                        4,625         4,833

 10.625%, 2/15/11                                      5,075         5,430

 William Lyon Homes, 7.50%, 2/15/14                    4,500         4,253

 Williams Scotsman, 10.00%, 8/15/08                    3,950         4,315

                                                                     30,862

 Building Products 2.2%
 Building Materials, 7.75%, 8/1/14                     14,915        14,318

 Collins & Aikman Floorcoverings, 9.75%, 2/15/10       11,125        11,570

 Interface
 9.50%, 2/1/14                                         300           309

 10.375%, 2/1/10                                       13,410        14,952

 Masonite, VR, 9.13%, 10/6/06 ++                       20,533        20,507

 Norcraft, 9.00%, 11/1/11                              11,330        11,925

 Norcraft Holdings Capital, STEP, 0.00%, 9/1/12        5,975         4,242

 Texas Industries, 144A, 7.25%, 7/15/13                10,495        10,994

                                                                     88,817

 Cable Operators 2.5%
 Charter Communication Holdings
 8.75%, 11/15/13                                       13,125        13,076

 VR, 7.535%, 12/15/10                                  5,750         5,714

 Charter Communications Operating, 144A, 8.00%,        12,280        12,433
4/30/12
 CSC Holdings
 7.25%, 7/15/08                                        35            35

 7.625%, 4/1/11                                        5,940         5,955

 144A, VR, 7.00%, 4/15/12                              14,100        13,466

 FrontierVision Operating
 VR, 6.275%, 3/31/06 ++                                4,420         4,420

 VR, 7.65%, 3/31/06 ++                                 3,381         3,380

 Insight Midwest / Insight Capital, 9.75%, 10/1/09     3,890         4,026

 Mediacom Broadband
 11.00%, 7/15/13                                       6,765         7,408

 144A, 8.50%, 10/15/15                                 4,375         4,364

 Olympus Communications, VR, 7.75%, 6/30/10 ++         8,500         8,372

 Rogers Cable, 6.75%, 3/15/15                          10,825        11,096

 Videotron, 6.875%, 1/15/14                            9,475         9,807

                                                                     103,552

 Container 2.3%
 AEP Industries, 144A, 7.875%, 3/15/13                 7,575         7,632

 Ball, 6.875%, 12/15/12                                8,643         8,989

 Bway, STEP, 10.00%, 10/15/10                          9,155         9,750

 Greif Brothers, 8.875%, 8/1/12                        4,400         4,796

 Owens-Brockway Glass Container
 7.75%, 5/15/11                                        4,100         4,336

 8.25%, 5/15/13                                        8,350         8,935

 8.75%, 11/15/12                                       8,575         9,325

 8.875%, 2/15/09                                       14,075        14,884

 Owens-Illinois, 7.35%, 5/15/08                        2,825         2,910

 Plastipak, 10.75%, 9/1/11                             17,475        19,266

 Solo Cup, 8.50%, 2/15/14                              4,925         4,826

                                                                     95,649

 Electric Utilities 5.8%
 AES
 7.75%, 3/1/14                                         3,775         4,086

 8.875%, 2/15/11                                       17,100        18,896

 9.375%, 9/15/10                                       4,450         4,995

 144A, 9.00%, 5/15/15                                  16,250        17,956

 Allegheny Energy Supply
 7.80%, 3/15/11                                        2,175         2,387

 144A, STEP, 8.25%, 4/15/12                            1,675         1,885

 ANR Pipeline, 8.875%, 3/15/10                         3,325         3,628

 CMS Energy
 8.50%, 4/15/11                                        1,850         2,083

 9.875%, 10/15/07                                      7,498         8,192

 Dynegy-Roseton Danskammer, 7.27%, 11/8/10             8,275         8,296

 Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)     11,200        12,460

 Mirant, 144A, 7.90%, 7/15/09 ^                        12,275        12,551

 NRG Energy, 8.00%, 12/15/13                           29,649        31,984

 Orion Power, 12.00%, 5/1/10                           14,582        17,681

 Sierra Pacific Resources, 8.625%, 3/15/14             21,000        23,310

 Southern Natural Gas, 8.875%, 3/15/10                 7,225         7,857

 Texas Genco, 144A, 6.875%, 12/15/14                   16,125        16,770

 Utilicorp Canada Finance, 7.75%, 6/15/11              8,132         8,508

 Williams Companies
 7.50%, 1/15/31                                        5,675         6,186

 7.625%, 7/15/19                                       2,165         2,414

 7.75%, 6/15/31                                        3,950         4,374

 STEP
 8.125%, 3/15/12                                       16,225        18,091

 8.75%, 3/15/32                                        1,350         1,639

                                                                     236,229

 Electronic Components 4.2%
 Activant Solutions, 144A, VR, 9.504%, 4/1/10          1,650         1,658

 Amkor Technology
 7.75%, 5/15/13                                        1,600         1,360

 9.25%, 2/15/08                                        4,525         4,231

 Celestica, 7.875%, 7/1/11                             10,525        10,841

 Flextronics International, 6.25%, 11/15/14            10,575        10,469

 Freescale Semiconductor
 6.875%, 7/15/11                                       7,475         7,849

 7.125%, 7/15/14                                       9,125         9,786

 Hynix Semiconductor, 144A, 9.875%, 7/1/12             4,925         5,319

 Magnachip Semiconductor
 6.875%, 12/15/11                                      2,975         2,886

 VR, 6.66%, 12/15/11                                   3,000         3,000

 New ASAT (Finance), 9.25%, 2/1/11                     4,675         3,869

 Sanmina-SCI
 6.75%, 3/1/13                                         9,200         8,786

 10.375%, 1/15/10                                      1,375         1,526

 Semiconductor Components Industries, 144A
 Zero Coupon, 8/4/11                                   6,710         11,273

 STATS ChipPAC, 6.75%, 11/15/11                        4,050         3,929

 Stratus Technologies, 10.375%, 12/1/08                6,000         6,135

 Sungard Data, 144A
 9.125%, 8/15/13                                       30,300        31,663

 10.25%, 8/15/15                                       13,000        13,520

 Telex Communications, 11.50%, 10/15/08                9,500         10,141

 UGS, 10.00%, 6/1/12                                   11,745        13,037

 Xerox
 6.875%, 8/15/11                                       2,075         2,169

 7.20%, 4/1/16                                         2,654         2,873

 7.625%, 6/15/13                                       4,375         4,670

                                                                     170,990

 Energy 6.3%
 Amerigas Partners
 10.00%, 4/15/06                                       3,500         3,605

 144A, 7.25%, 5/20/15                                  26,750        28,355

 Belden & Blake, 8.75%, 7/15/12                        350           371

 CHC Helicopter
 7.375%, 5/1/14                                        7,605         7,833

 144A, 7.375%, 5/1/14                                  2,375         2,446

 Chesapeake Energy
 6.25%, 1/15/18                                        5,525         5,456

 6.375%, 6/15/15                                       8,000         8,140

 6.625%, 1/15/16                                       8,625         8,862

 7.00%, 8/15/14                                        5,675         6,002

 Compton Petroleum, 9.90%, 5/15/09                     4,475         4,844

 Denbury Resources, 7.50%, 4/1/13                      8,225         8,647

 Dresser-Rand Group, 144A, 7.375%, 11/1/14             4,025         4,176

 El Paso Production, 7.75%, 6/1/13                     5,150         5,465

 Ferrellgas Partners, 8.75%, 6/15/12                   17,895        18,521

 Forest Oil, 8.00%, 12/15/11                           4,725         5,198

 Grant Prideco, 144A, 6.125%, 8/15/15                  3,900         3,949

 Hanover Compressor
 9.00%, 6/1/14                                         4,625         5,099

 Zero Coupon, 3/31/07                                  1,450         1,305

 Hanover Equipment Trust, Series B, 8.75%, 9/1/11      5,955         6,372

 Hilcorp Energy, 144A, 10.50%, 9/1/10                  15,600        17,199

 Inergy LP/Finance, 144A, 6.875%, 12/15/14             10,900        10,723

 Magnum Hunter Resources, 9.60%, 3/15/12               3,355         3,724

 Ocean Rig Norway, 144A, 8.375%, 7/1/13                7,950         8,546

 Paramount Resources, 8.50%, 1/31/13                   1,125         1,150

 Parker Drilling, 10.125%, 11/15/09                    1,567         1,649

 Petroleum Geo-Services, 10.00%, 11/5/10               18,493        20,804

 Petroleum Helicopters, 9.375%, 5/1/09                 6,650         7,049

 Plains Exploration & Production, 8.75%, 7/1/12        2,775         3,011

 Pride International, 7.375%, 7/15/14                  6,975         7,533

 Range Resources
 6.375%, 3/15/15                                       7,375         7,449

 7.375%, 7/15/13                                       375           400

 Stone Energy
 6.75%, 12/15/14                                       4,875         4,863

 8.25%, 12/15/11                                       3,220         3,405

 Swift Energy, 7.625%, 7/15/11                         6,665         6,948

 Universal Compression, 7.25%, 5/15/10                 8,150         8,517

 Venoco, 8.75%, 12/15/11                               618           643

 Whiting Petroleum, 7.25%, 5/1/13                      8,700         8,787

                                                                     257,046

 Entertainment and Leisure 2.6%
 AMF Bowling Worldwide, 10.00%, 3/1/10                 8,725         8,725

 Cinemark, STEP, 0.00%, 3/15/14                        31,105        22,162

 Cinemark USA, 9.00%, 2/1/13                           700           742

 Loews Cineplex Entertainment, 144A, 9.00%, 8/1/14     10,025        9,850

 Marquee Holdings
 8.625%, 8/15/12                                       1,875         1,946

 STEP, 0.00%, 8/15/14                                  19,575        12,479

 Six Flags
 8.875%, 2/1/10                                        4,000         4,030

 9.625%, 6/1/14                                        1,875         1,894

 9.75%, 4/15/13                                        3,000         3,022

 Universal City Development Partners, 11.75%, 4/1/10   17,800        20,403

 Universal City Florida
 8.375%, 5/1/10                                        7,950         8,347

 VR, 8.443%, 5/1/10                                    2,875         3,037

 Warner Music, 7.375%, 4/15/14                         9,725         9,895

                                                                     106,532

 Finance and Credit 1.2%
 B.F. Saul Real Estate, 7.50%, 3/1/14                  7,125         7,339

 Dollar Financial Group, 9.75%, 11/15/11               8,350         8,705

 E*Trade Financial, 8.00%, 6/15/11                     28,808        30,176

 FBOP Capital Trust II, 144A, 10.00%, 1/15/09          4,200         4,582

                                                                     50,802

 Food/Tobacco 1.7%
 Agrilink Foods, 11.875%, 11/1/08                      2,700         2,768

 Alliance One, 144A, 11.00%, 5/15/12                   6,500         6,500

 B & G Foods, 8.00%, 10/1/11                           10,050        10,351

 Del Monte
 8.625%, 12/15/12                                      3,671         4,001

 144A, 6.75%, 2/15/15                                  4,750         4,845

 Dole Foods
 8.875%, 3/15/11                                       6,925         7,375

 VR, 8.625%, 5/1/09                                    5,575         5,937

 Pierre Foods, 9.875%, 7/15/12                         4,775         5,014

 R.J. Reynolds Tobacco Holdings, 144A
 6.50%, 7/15/10                                        13,075        12,977

 Wornick, 10.875%, 7/15/11                             8,075         8,156

                                                                     67,924

 Gaming 4.6%
 American Casino & Entertainment, 7.85%, 2/1/12        13,115        13,804

 Ameristar Casinos, 10.75%, 2/15/09                    10,175        10,989

 Argosy Gaming
 7.00%, 1/15/14                                        5,250         5,775

 9.00%, 9/1/11                                         2,185         2,376

 Boyd Gaming
 6.75%, 4/15/14                                        9,450         9,663

 7.75%, 12/15/12                                       2,450         2,612

 8.75%, 4/15/12                                        1,500         1,627

 CCM Merger, 144A, 8.00%, 8/1/13                       6,750         6,885

 Global Cash Access, 8.75%, 3/15/12                    12,525        13,433

 Herbst Gaming, 7.00%, 11/15/14                        9,280         9,396

 Isle of Capri Casinos, 7.00%, 3/1/14                  6,300         6,237

 Mandalay Resort Group, 10.25%, 8/1/07                 7,185         7,778

 MGM Mirage
 8.50%, 9/15/10                                        9,626         10,589

 9.75%, 6/1/07                                         11,280        12,041

 Mohegan Tribal Gaming Auth.
 6.125%, 2/15/13                                       8,125         8,227

 6.875%, 2/15/15                                       7,500         7,800

 Penn National Gaming, 6.75%, 3/1/15                   1,725         1,725

 Poster Financial Group, 8.75%, 12/1/11                8,125         8,348

 Resorts International Hotel, 11.50%, 3/15/09          775           873

 Seneca Gaming, 144A, 7.25%, 5/1/12                    4,800         4,992

 Station Casinos
 6.00%, 4/1/12                                         5,500         5,541

 6.50%, 2/1/14                                         1,500         1,530

 6.875%, 3/1/16                                        5,660         5,787

 144A, 6.875%, 3/1/16                                  12,690        12,976

 144A, 6.875%, 3/1/16                                  3,700         3,783

 Trump Entertainment Resorts, 8.50%, 6/1/15            7,830         7,830

 Wynn Las Vegas, 6.625%, 12/1/14                       7,550         7,333

                                                                     189,950

 Healthcare Services 5.3%
 AmerisourceBergen, 8.125%, 9/1/08                     10,050        11,005

 Biovail, 7.875%, 4/1/10                               8,015         8,275

 Community Health Systems, 6.50%, 12/15/12             4,850         4,911

 Concentra Operating
 9.125%, 6/1/12                                        7,725         8,092

 9.50%, 8/15/10                                        3,600         3,789

 Davita, 144A
 6.625%, 3/15/13                                       4,150         4,243

 7.25%, 3/15/15                                        10,075        10,277

 Fisher Scientific International, 144A, 6.125%, 7/1/15 10,025        10,050

 Fresenius Medical Capital Trust II, 7.875%, 2/1/08    8,975         9,334

 Fresenius Medical Capital Trust IV, 7.875%, 6/15/11   1,370         1,462

 Genesis Healthcare, 8.00%, 10/15/13                   10,275        11,200

 HCA
 6.375%, 1/15/15                                       10,925        11,208

 8.75%, 9/1/10                                         15,819        17,873

 MedQuest, 11.875%, 8/15/12                            4,450         4,706

 MQ Associates, STEP, 0.00%, 8/15/12                   7,925         4,755

 Mylan Laboratories, 144A, 5.75%, 8/15/10              6,900         6,848

 Omnicare, 8.125%, 3/15/11                             5,420         5,664


 Quintiles Transnational, 10.00%, 10/1/13              11,600        13,108

 Tenet Healthcare
 6.50%, 6/1/12                                         4,965         4,705

 7.375%, 2/1/13                                        3,750         3,656

 9.875%, 7/1/14                                        6,215         6,650

 Triad Hospitals, 7.00%, 11/15/13                      15,835        16,270

 US Oncology
 9.00%, 8/15/12                                        5,725         6,298

 10.75%, 8/15/14                                       3,650         4,170

 Vanguard Health, 9.00%, 10/1/14                       6,250         6,797

 Ventas Realty, 144A, 6.75%, 6/1/10                    3,950         4,069

 VWR International
 6.875%, 4/15/12                                       2,050         2,045

 8.00%, 4/15/14                                        9,350         9,256

 Warner Chilcott, 144A, 8.75%, 2/1/15                  6,875         6,806

                                                                     217,522

 Lodging 1.2%
 HMH Properties, 7.875%, 8/1/08                        303           304

 Host Marriott
 6.375%, 3/15/15                                       3,675         3,666

 7.125%, 11/1/13                                       5,675         5,944

 John Q. Hammons Hotels, 8.875%, 5/15/12               5,000         5,500

 La Quinta Properties
 7.00%, 8/15/12                                        3,350         3,476

 8.875%, 3/15/11                                       14,575        15,777

 Meditrust, 7.00%, 8/15/07                             1,685         1,723

 MeriStar Hospitality
 9.00%, 1/15/08                                        3,775         3,964

 9.125%, 1/15/11                                       6,430         6,912

                                                                     47,266

 Manufacturing 3.0%
 Aearo, 8.25%, 4/15/12                                 5,775         5,804

 Bombardier, 144A
 6.30%, 5/1/14                                         8,025         7,303

 6.75%, 5/1/12                                         21,225        20,217

 Case New Holland, 9.25%, 8/1/11                       9,625         10,263

 Coleman Cable, 144A, 9.875%, 10/1/12                  2,325         2,092

 Columbus Mckinnon, 144A, 8.875%, 11/1/13              7,900         8,009

 General Cable, 9.50%, 11/15/10                        7,950         8,427

 Invensys, 144A, 9.875%, 3/15/11                       10,625        10,519

 JLG Industries, 8.375%, 6/15/12                       8,342         8,801

 Manitowoc, 7.125%, 11/1/13                            3,000         3,131

 Rexnord, 10.125%, 12/15/12                            19,334        21,122

 Superior Essex, 9.00%, 4/15/12                        11,675        11,879

 Valmont Industries, 6.875%, 5/1/14                    4,925         5,023

                                                                     122,590

 Metals and Mining 2.8%
 Aleris International, 9.00%, 11/15/14                 5,550         5,911

 Alpha Natural Resources, STEP, 10.00%, 6/1/12         9,825         11,004

 Arch Western Finance, STEP, 6.75%, 7/1/13             2,775         2,837

 Century Alumunium, 7.50%, 8/15/14                     5,400         5,603

 Earle M. Jorgensen, 9.75%, 6/1/12                     18,695        20,471

 Euramax International, VR, 10.49%, 6/7/13 ++           14,000        14,175

 Foundation PA Coal, 7.25%, 8/1/14                     7,650         8,042

 Gerdau Ameristeel, 10.375%, 7/15/11                   9,035         10,051

 James River Coal Company, 9.375%, 6/1/12              10,225        10,839

 Luscar Coal, 9.75%, 10/15/11                          9,500         10,331

 Neenah Foundry, 144A, 11.00%, 9/30/10                 4,925         5,467

 Novelis, 144A, 7.25%, 2/15/15                         10,200        10,251

                                                                     114,982

 Miscellaneous Consumer Products 3.9%
 AAC Group, 144A, STEP, 0.00%, 10/1/12                 4,725         3,520

 Acco Brands, 144A, 7.625%, 8/15/15                    9,800         9,837

 American Achievement, 8.25%, 4/1/12                   11,325        11,665

 Chattem, 7.00%, 3/1/14                                6,175         6,329

 Couche-Tard, 7.50%, 12/15/13                          10,328        10,741

 Eastman Kodak, 7.25%, 11/15/13                        9,620         9,704

 Equinox, 9.00%, 12/15/09                              4,980         5,179

 FTD, 7.75%, 2/15/14                                   11,190        11,302

 Jostens Holding, STEP, 0.00%, 12/1/13                 24,525        17,842

 Jostens IH, 7.625%, 10/1/12                           10,800        11,097

 K2, 7.375%, 7/1/14                                    7,825         8,099

 Pantry, 7.75%, 2/15/14                                8,750         8,969

 Rayovac, 8.50%, 10/1/13                               8,140         8,384

 Sealy Mattress, 8.25%, 6/15/14                        12,440        13,186

 Simmons
 7.875%, 1/15/14                                       4,125         3,960

 144A, STEP, 0.00%, 12/15/14                           11,025        6,422

 Spectrum Brands, 7.375%, 2/1/15                       12,185        11,759

 Town Sports International, 9.625%, 4/15/11            3,675         3,905

                                                                     161,900

 Paper and Paper Products 3.6%
 Ainsworth Lumber, 7.25%, 10/1/12                      7,675         7,176

 Boise Cascade, 7.125%, 10/15/14                       12,400        12,152

 Georgia-Pacific
 8.875%, 2/1/10                                        3,025         3,380

 9.375%, 2/1/13                                        21,220        23,687

 Graphic Packaging International
 8.50%, 8/15/11                                        5,800         6,061

 9.50%, 8/15/13                                        2,750         2,791

 Jefferson Smurfit Corp., 8.25%, 10/1/12               15,525        15,409

 Jefferson Smurfit Group, 7.75%, 4/1/15                11,950        10,516

 Longview Fibre, 10.00%, 1/15/09                       15,250        16,184

 MDP Acquisitions, 9.625%, 10/1/12                     9,120         9,303

 NewPage, 144A
 10.00%, 5/1/12                                        8,635         8,635

 12.00%, 5/1/13                                        4,925         4,703

 VR, 9.943%, 5/1/12                                    4,225         4,225

 Norske Skog, 7.375%, 3/1/14                           10,215        10,215

 Stone Container
 8.375%, 7/1/12                                        3,865         3,855

 9.75%, 2/1/11                                         3,425         3,571

 Stone Container Finance of Canada, 7.375%, 7/15/14    5,600         5,306

                                                                     147,169

 Printing and Publishing 5.9%
 Advanstar, STEP, 0.00%, 10/15/11                      8,525         8,866

 Advanstar Communications
 10.75%, 8/15/10                                       5,175         5,861

 12.00%, 2/15/11                                       7,225         7,803

 Affinity Group, 9.00%, 2/15/12                        6,600         6,765

 Affinity Group Holding, PIK, 10.875%, 2/15/12         4,353         4,059

 CanWest Media
 8.00%, 9/15/12                                        18,403        19,369

 10.625%, 5/15/11                                      12,086        13,113

 Dex Media, 8.00%, 11/15/13                            3,325         3,558

 Dex Media East
 9.875%, 11/15/09                                      4,990         5,439

 12.125%, 11/15/12                                     10,364        12,294

 Dex Media West
 8.50%, 8/15/10                                        1,525         1,655

 9.875%, 8/15/13                                       21,449        24,237

 Haights Cross Operating, 11.75%, 8/15/11              6,185         6,773

 Houghton Mifflin
 8.25%, 2/1/11                                         7,475         7,755

 9.875%, 2/1/13                                        5,835         6,317

 Lighthouse International, 144A, 8.00%, 4/30/14 (EUR)  12,875        16,593

 Mail-Well I, 9.625%, 3/15/12                          7,775         8,319

 MediaNews Group
 6.375%, 4/1/14                                        2,835         2,736

 6.875%, 10/1/13                                       8,025         7,985

 Morris Publishing, 7.00%, 8/1/13                      8,150         8,150

 Primedia
 7.625%, 4/1/08                                        181           183

 8.875%, 5/15/11                                       5,975         6,259

 Quebecor Media
 11.125%, 7/15/11                                      22,749        25,081

 STEP, 0.00%, 7/15/11                                  7,500         7,593

 R.H. Donnelley Finance, 10.875%, 12/15/12             16,605        19,179

 Vertis, 9.75%, 4/1/09                                 4,250         4,462

 WDAC Subsidiary, 144A
 8.375%, 12/1/14                                       3,000         2,940

 8.50%, 12/1/14 (EUR)                                  675           824

                                                                     244,168

 Restaurants 0.7%
 El Pollo Loco, 9.25%, 12/15/09                        7,810         8,318

 Landry's Restaurants, 7.50%, 12/15/14                 8,125         7,922

 O'Charley's, 9.00%, 11/1/13                           10,975        11,908

 Real Mex Restaurants
 STEP, 10.00%, 4/1/10                                  575           618

 VR, 13.071%, 12/31/08 ++                              2,000         2,035

                                                                     30,801

 Retail 1.5%
 Gregg Appliances, 144A, 9.00%, 2/1/13                 6,850         6,679

 Leslies Poolmart, 7.75%, 2/1/13                       14,260        14,616

 Movie Gallery, 144A, 11.00%, 5/1/12                   10,075        10,277

 Nebraska Book, 8.625%, 3/15/12                        12,875        12,392

 Quicksilver, 144A, 6.875%, 4/15/15                    5,100         5,075

 Rafaella Apparel Group, 144A, 11.25%, 6/15/11         12,350        12,473

                                                                     61,512

 Satellites 1.8%
 DIRECTV Holdings, 144A, 6.375%, 6/15/15               8,400         8,379

 Echostar DBS, 6.625%, 10/1/14                         14,225        14,101

 Inmarsat Finance
 7.625%, 6/30/12                                       2,096         2,222

 STEP, 0.00%, 11/15/12                                 6,225         5,198

 Intelsat, Zeus Special, 144A, STEP, 0.00%, 2/1/15     4,625         3,099

 Intelsat Telecom Satellite, Bermuda, 144A
 VR, 8.695%, 1/15/12                                   16,500        16,747

 Loral Cyberstar, 10.00%, 7/15/06 ^                    12,575        11,317

 PanAmSat, 9.00%, 8/15/14                              11,512        12,145

 PanAmSat Holding, STEP, 0.00%, 11/1/14                1,150         794

                                                                     74,002

 Services 3.6%
 Allied Waste
 7.875%, 4/15/13                                       14,225        14,651

 8.875%, 4/1/08                                        9,325         9,838

 9.25%, 9/1/12                                         4,867         5,293

 Brand Intermediate, PIK, 144A, 13.00%, 10/15/13       9,230         9,600

 Brand Services, 12.00%, 10/15/12                      9,550         10,171

 Brickman Group, 11.75%, 12/15/09                      9,700         11,034

 Cardtronics, 144A, 9.25%, 8/15/13                     4,375         4,473

 Casella Waste, 9.75%, 2/1/13                          19,120        20,721

 Coinmach, 9.00%, 2/1/10                               8,172         8,478

 FTI Consulting, 144A, 7.625%, 6/15/13                 6,475         6,605

 Great Lakes Dredge & Dock, 7.75%, 12/15/13            2,558         2,353

 IPC Acquisition, VR, 10.80%, 8/15/12 ++                6,000         6,060

 Mac-Gray, 144A, 7.625%, 8/15/15                       7,000         7,228

 NationsRent, 9.50%, 10/15/10                          7,650         8,377

 Sunstate Equipment, 144A, 10.50%, 4/1/13              9,950         10,248

 Worldspan, 144A, VR, 10.04%, 2/15/11                  14,125        13,313

                                                                     148,443

 Specialty Chemicals 5.9%
 Arco Chemical
 9.80%, 2/1/20                                         4,100         4,633

 10.25%, 11/1/10                                       4,095         4,525

 Borden U.S. Finance / Nova Scotia, 144A, 9.00%,       12,200        12,688
7/15/14
 Compass Minerals, STEP, 0.00%, 6/1/13                 20,400        17,391

 Crompton, 9.875%, 8/1/12                              1,950         2,242

 Crystal U.S. Holdings
 9.625%, 6/15/14                                       12,525        14,216

 Series A, STEP, 0.00%, 10/1/14                        4,345         3,172

 Series B, STEP, 0.00%, 10/1/14                        14,225        10,242

 Equistar Chemicals, 8.75%, 2/15/09                    1,375         1,461

 Freeport McMoRan Resources, 7.00%, 2/15/08            4,850         5,008

 Huntsman, 11.625%, 10/15/10                           6,776         7,928

 Huntsman International, 9.875%, 3/1/09                6,920         7,370

 IMC Global
 10.875%, 6/1/08                                       1,575         1,784

 10.875%, 8/1/13                                       1,175         1,389

 11.25%, 6/1/11                                        1,300         1,430

 Invista, 144A, 9.25%, 5/1/12                          24,390        26,707

 KI Holdings, STEP, 0.00%, 11/15/14                    17,365        10,983

 Koppers Industry, 9.875%, 10/15/13                    13,335        14,802

 Lyondell Chemical
 9.50%, 12/15/08                                       4,625         4,885

 9.625%, 5/1/07                                        3,850         4,076

 10.50%, 6/1/13                                        13,875        16,095

 11.125%, 7/15/12                                      4,825         5,489

 Nell AF S.a.r.l., 144A, 8.375%, 8/15/15               10,175        10,378

 Resolution Performance Products, 9.50%, 4/15/10       10,030        10,431

 Rhodia, 10.25%, 6/1/10                                21,700        23,680

 Rockwood Specialties, 10.625%, 5/15/11                12,875        14,291

 United Agri Products, STEP, 8.25%, 12/15/11           4,794         5,082

                                                                     242,378

 Supermarkets 0.8%
 Jean Coutu Group
 7.625%, 8/1/12                                        12,725        13,298

 8.50%, 8/1/14                                         12,525        12,822

 Pathmark Stores, 8.75%, 2/1/12                        7,425         7,407

                                                                     33,527

 Telecommunications 3.7%
 AT&T, STEP, 9.05%, 11/15/11                           2,375         2,729

 Call-Net Enterprises, 10.625%, 12/31/08               13,079        14,011

 Eircom Funding, 8.25%, 8/15/13                        12,609        13,555

 Globix, 11.00%, 5/1/08                                1,420         1,346

 Leucadia National, 7.00%, 8/15/13                     10,425        10,451

 MCI, VR, 7.688%, 5/1/09                               18,125        18,850

 Primus Telecom
 8.00%, 1/15/14                                        1,300         819

 12.75%, 10/15/09                                      850           421

 Qwest
 7.875%, 9/1/11                                        9,175         9,565

 VR, 6.95%, 6/30/10 ++                                 4,250         4,207

 VR, 8.53%, 6/30/07 ++                                 5,100         5,253

 144A, VR, 6.671%, 6/15/13                             5,925         6,177

 Qwest Communications International, 144A, 7.50%,      3,275         3,127
2/15/14
 Qwest Services, STEP, 13.50%, 12/15/10                28,199        32,605

 Time Warner Telecom
 9.75%, 7/15/08                                        8,868         8,957

 10.125%, 2/1/11                                       10,150        10,454

 US LEC, VR, 11.89%, 10/1/09                           7,600         7,980

                                                                     150,507

 Transportation (excluding Railroads) 0.1%
 TFM, 144A, 9.375%, 5/1/12                             5,000         5,387

                                                                     5,387

 Wireless Communications 5.2%
 Alamosa (Delaware), 11.00%, 7/31/10                   18,200        20,611

 American Cellular, 10.00%, 8/1/11                     1,250         1,331

 American Tower
 7.125%, 10/15/12                                      10,225        10,711

 7.50%, 5/1/12                                         1,775         1,877

 American Towers, 7.25%, 12/1/11                       1,715         1,801

 Centennial Cellular, 10.125%, 6/15/13                 5,125         5,727

 Centennial Communications, 8.125%, 2/1/14             4,425         4,691

 Digicel, 144A, 9.25%, 9/1/12                          11,100        11,599

 Dobson Cellular Systems, 9.875%, 11/1/12              7,300         8,030

 Dobson Communications, 10.875%, 7/1/10                3,975         4,184

 Horizon PCS, 11.375%, 7/15/12                         5,450         6,322

 IPCS, 11.50%, 5/1/12                                  5,275         6,093

 IWO Holdings, STEP, 0.00%, 1/15/15                    5,250         3,688

 Nextel Communications
 6.875%, 10/31/13                                      15,552        16,680

 7.375%, 8/1/15                                        10,365        11,181

 Nextel Partners, 8.125%, 7/1/11                       8,750         9,538

 Rogers Wireless
 7.50%, 3/15/15                                        2,150         2,343

 8.00%, 12/15/12                                       33,175        35,497

 9.625%, 5/1/11                                        8,562         9,975

 VR, 6.535%, 12/15/10                                  4,000         4,180

 Rural Cellular
 9.625%, 5/15/08                                       2,125         2,130

 9.75%, 1/15/10                                        1,175         1,190

 9.875%, 2/1/10                                        3,505         3,733

 Syniverse Technologies, 144A, 7.75%, 8/15/13          8,150         8,313

 U.S. Unwired, 10.00%, 6/15/12                         10,625        12,325

 Ubiquitel Operating, 9.875%, 3/1/11                   10,376        11,569

                                                                     215,319

 Total Corporate Bonds and Notes (Cost $3,691,234)                   3,763,472

 COMMON STOCKS 2.8%
 Automobiles and Related 0.3%
 American Axle & Manufacturing Holdings                434           11,278

 TRW *                                                 66            1,922

                                                                     13,200

 Broadcasting 0.0%
 Time Warner                                           2             41

                                                                     41

 Cable Operators 0.0%
 BT Acquisition *++                                     10            0

                                                                      0

 Electric Utilities 0.7%
 Duke Energy                                           158           4,574

 FirstEnergy                                           104           5,297

 NiSource                                              360           8,688

 SW Acquisition, Warrants, 4/1/11, 144A *              6             195

 Williams Companies                                    400           8,976

                                                                     27,730

 Electronic Components 0.0%
 ASAT Finance, Warrants, 11/1/06, 144A *               2             0

                                                                     0

 Food/Tobacco 0.4%
 Interstate Bakeries *                                 1,333         15,932

                                                                     15,932

 Gaming 0.0%
 Mikohn Gaming, Warrants, 8/15/08, 144A *              9             145

                                                                     145

 Miscellaneous Consumer Products 0.0%
 Mattress Discounters, Warrants, 7/15/07, 144A *       4             0

                                                                     0

 Paper and Paper Products 0.0%
 MDP Acquisitions, Warrants, 10/1/13, 144A *           4             80

                                                                     80

 Satellites 0.0%
 Orbimage *                                            111           1,382

 Orbimage, Warrants, 3/31/10  *                        21            115

                                                                     1,497

 Services 0.2%
 Synagro Technologies                                  1,141         5,933

                                                                     5,933

 Specialty Chemicals 0.2%
 UAP Holding                                           526           9,034

                                                                     9,034

 Supermarkets 0.0%
 Pathmark Stores *                                     23            252

 Pathmark Stores, Warrants, 9/19/10 *                  36            12

                                                                     264

 Telecommunications 0.0%
 AT&T                                                  0             1

 Cybernet Internet Services, Warrants, 7/1/09 *        3             0

 KMC Telecom, Warrants, 4/15/08, 144A *                5             0

 RSL Communications, Warrants, 11/15/06 *              3             0

 Splitrock Services, Warrants, 7/15/08 *               2             1

                                                                     2

 Transportation (excluding Railroads) 0.0%
 TravelCenters of America, Warrants, 5/1/09 *          15            18

 TravelCenters of America, Warrants, 11/14/10 *        44            55

                                                                     73

 Wireless Communications 1.0%
 IPCS, Warrants, 6/15/10, 144A *                       9             0

 Nextel Partners, Class A *                            418           10,969

 Rogers Communications, Class B                        420           15,611

 Telus (Non-voting shares)                             433           16,000

 Ubiquitel Operating, Warrants, 4/15/10, 144A *        19            0

                                                                     42,580

 Total Common Stocks (Cost $92,228)                                  116,511

 CONVERTIBLE BONDS 0.9%
 Electric Utilities 0.1%
 PPL Energy Supply, 2.625%, 5/15/23 (Tender 5/15/08)   4,150         5,225

                                                                     5,225

 Electronic Components 0.4%
 Amazon.Com, 4.75%, 2/1/09                             14,875        14,354

                                                                     14,354

 Satellites 0.2%
 Echostar Communications, 5.75%, 5/15/08               6,075         6,067

                                                                     6,067

 Wireless Communications 0.2%
 American Tower, 3.00%, 8/15/12                        7,325         9,447

                                                                     9,447

 Total Convertible Bonds (Cost $32,583)                              35,093

 CONVERTIBLE PREFERRED STOCKS 0.5%
 Electric Utilities 0.1%
 NRG Energy, 144A                                      5             5,166

                                                                     5,166

 Electronic Components 0.4%
 Lucent Technologies *                                 14            13,746

                                                                     13,746

 Total Convertible Preferred Stocks (Cost $18,183)                   18,912

 PREFERRED STOCKS 0.2%

 Broadcasting 0.1%
 Spanish Broadcasting                                  5             6,077

                                                                     6,077

 Printing and Publishing 0.1%
 Primedia                                              25            2,513

                                                                     2,513

 Satellites 0.0%
 Pegasus Satellite *                                   9             0

                                                                     0

 Textiles and Apparel 0.0%
 Anvil Holdings *                                      278           1,392

                                                                     1,392

 Total Preferred Stocks (Cost $23,297)                               9,982

 SHORT-TERM INVESTMENTS 2.3%
 Money Market Funds 2.3%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       95,924        95,924

 Total Short-Term Investments (Cost $95,924)                         95,924

 Total Investments in Securities
 98.4% of Net Assets (Cost $3,953,449)                 $             4,039,894


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ^    In default with respect to payment of interest
 +    Affiliated company - See Note 4
144A  Security was purchased pursuant to Rule 144A under the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $714,760 and represents 17.4% of net assets
 EUR  Euro
 PIK  Payment-in-Kind
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 ++Restricted Securities
 Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $68,409 and represents 1.7% of net assets.

                                             Acquisition     Acquisition
 Description                                 Date            Cost

 BT Acquisition                              12/23/86        $ 81

 Euramax International, VR, 10.49%, 6/7/13   6/28/05         14,000

 FrontierVision Operating, VR, 6.275%,       5/8/03          4,114
3/31/06
 FrontierVision Operating, VR, 7.65%, 3/31/065/8/03          3,149

 IPC Acquisition, VR, 10.80%, 8/15/12        7/28/05         6,000

 Masonite, VR, 9.13%, 10/6/06                4/6/05          20,533

 Olympus Communications, VR, 7.75%, 6/30/10  4/30 - 5/21/03  7,435

 Qwest, VR, 6.95%, 6/30/10                   6/5/03          4,180

 Qwest, VR, 8.53%, 6/30/07                   6/5/03          5,049

 Real Mex Restaurants, VR, 13.071%, 12/31/08 2/4/05          2,045

 Totals                                                      $66,586

The fund has registration rights for certain restricted securities held as of August 31, 2005. Any costs related to such registration are borne by the issuer.


 The accompanying notes are an integral part o f this Portfolio o f Investments.

T. Rowe Price High Yield Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $3,967,068,000. Net unrealized gain aggregated $72,827,000 at period-end, of which $133,264,000 related to appreciated investments and $60,437,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $817,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $95,924,000 and $105,729,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005